The Gabelli Global Growth Fund

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.2%
	INFORMATION TECHNOLOGY — 45.4%
5,400	Adobe Inc.†	$2,566,998
2,680	Adyen NV†	5,982,388
57,040	Apple Inc.	6,967,436
12,470	ASML Holding NV	7,698,479
9,700	Atlassian Corp. plc, Cl. A†	2,044,372
28,000	Cloudflare Inc., Cl. A†	1,967,280
67,800	Coupang Inc.†	3,345,930
10,800	CrowdStrike Holdings Inc., Cl. A†	1,971,108
64,800	Infineon Technologies AG	2,747,453
12,890	Keyence Corp.	5,852,159
4,700	Lam Research Corp.	2,797,628
22,500	Lasertec Corp.	2,950,553
6,700	Mastercard Inc., Cl. A	2,385,535
41,300	Microsoft Corp.	9,737,301
21,700	Murata Manufacturing Co. Ltd.	1,732,864
9,600	NVIDIA Corp.	5,125,728
10,000	NXP Semiconductors NV.	2,013,400
14,000	PayPal Holdings Inc.†.	3,399,760
21,500	QUALCOMM Inc.	2,850,685
2,700	Samsung Electronics Co. Ltd.	194,195
7,000	ServiceNow Inc.†	3,500,770
9,800	Snowflake Inc., Cl. A†.	2,246,944
25,500	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,016,140
17,000	Visa Inc., Cl. A	3,599,410
3,500	Zoom Video Communications Inc., Cl. A†	1,124,515

		87,819,031

	CONSUMER DISCRETIONARY — 16.3%
6,200	adidas AG†	1,935,471
3,210	Amazon.com Inc.†	9,931,997
27,700	Aptiv plc†	3,819,830
2,000	Christian Dior SE	1,212,572
4,020	Kering SA	2,774,810
7,300	Lululemon Athletica Inc.†	2,238,983
4,400	LVMH Moet Hennessy Louis Vuitton SE	2,931,328
40,000	Puma SE†	3,918,694
51,600	Uber Technologies Inc.†	2,812,716

		31,576,401

	COMMUNICATION SERVICES — 13.6%
810	Alphabet Inc., Cl. A†	1,670,641
2,696	Alphabet Inc., Cl. C†	5,577,026
25,500	Facebook Inc., Cl. A†.	7,510,515
9,000	Netflix Inc.†	4,694,940
3,500	Roku Inc.†.	1,140,195
12,300	Take-Two Interactive Software Inc.†	2,173,410
24,300	Tencent Holdings Ltd.	1,906,716
9,000	The Walt Disney Co.†	1,660,680

		26,334,123

Shares		Market Value
	HEALTH CARE — 6.2%
7,900	Danaher Corp.	$1,778,132
16,200	Edwards Lifesciences Corp.†	1,354,968
19,200	M3 Inc.	1,312,831
20,000	Medtronic plc	2,362,600
2,750	Teladoc Health Inc.†	499,814
6,250	Thermo Fisher Scientific Inc.	2,852,375
11,300	Zoetis Inc.	1,779,524

		11,940,244

	INDUSTRIALS — 5.8%
21,500	ABB Ltd., ADR	655,105
19,300	FANUC Corp.	4,564,195
33,100	IHS Markit Ltd.	3,203,418
22,900	Nidec Corp.	2,778,609

		11,201,327

	FINANCIALS — 5.5%
34,000	Investor AB, Cl. B	2,711,139
50,800	Morgan Stanley	3,945,128
11,800	The Goldman Sachs Group Inc.	3,858,600

		10,514,867

	UTILITIES — 2.4%
34,000	NextEra Energy Inc.	2,570,740
27,900	NextEra Energy Partners LP	2,033,352

		4,604,092

	CONSUMER STAPLES — 2.2%
11,200	L’Oreal SA	4,292,270

	MATERIALS — 0.8%
2,140	The Sherwin-Williams Co.	1,579,341

	TOTAL COMMON STOCKS	189,861,696

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.8%
$3,500,000	U.S. Treasury Bills, 0.003% to 0.035%††, 04/08/21 to 06/24/21	3,499,990

	TOTAL INVESTMENTS — 100.0% (Cost $123,153,853)	$193,361,686

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt

The Gabelli Global Growth Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
United States	58.5%	$113,165,182
Europe	25.0	48,258,957
Japan	9.9	19,191,211
Asia/Pacific	5.4	10,507,353
Canada	1.2	2,238,983

	100.0%	$193,361,686

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